INCOME TAXES (Schedule of Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands [Member] USD ($)	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2011 Cayman Islands [Member] CNY	Dec. 31, 2010 Cayman Islands [Member] CNY	Dec. 31, 2012 PRC, excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2011 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2010 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY
Income Tax Examination [Line Items]
Total income (loss) before income taxes	$ 36,391	226,718	150,242	155,081	$ 747	4,653	7,698	2,150	$ 35,560	221,543	140,507	151,949	$ 84	522	2,037	982